Commitments and Contingencies (Details)	6 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Restricted share description	As part of his remuneration package, the Company’s CEO is entitled to the to receive Restricted Share Units (“RSU”) of which 240,000 were issued after December 31, 2021.